Employee benefit obligations - Movement in defined benefit obligations and assets (Details) - Ardagh Group S.A. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Past service credit		$ (20)
Defined benefit plan | Obligations
Employee benefit obligations
Balance at the beginning	$ (3,101)	(2,846)
Acquired		(393)
Current service cost	(46)	(46)
Past service credit	10	43
Interest cost	(92)	(105)
Remeasurements	(108)	(265)
Liabilities/(assets) extinguished on reclassification	602	207
Employee contributions	(2)	(6)
Benefits paid	163	131
Exchange	(188)	179
Balance at the end	(2,762)	(3,101)
Defined benefit plan | Assets.
Employee benefit obligations
Balance at the beginning	2,276	2,151
Interest income	71	82
Acquired		301
Administration expenses paid from plan assets	(2)	(3)
Remeasurements	157	122
Liabilities/(assets) extinguished on reclassification	(602)	(207)
Employer contributions	51	48
Employer contributions-acquisition related		8
Employee contributions	2	6
Benefits paid	(163)	(131)
Exchange	107	(101)
Balance at the end	$ 1,897	$ 2,276